CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Consolidated net (loss) income	$ (3,984,109)	$ 1,849,501	$ (9,988,942)	$ (3,774,563)	$ (7,088,306)	$ (10,022,916)
Net loss from discontinued operations	(336,195)	(33,791)	(403,120)	(272,397)
Net loss from continuing operations	(3,647,914)	1,883,292	(9,585,822)	(3,502,166)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities from continuing operations:
Depreciation and amortization			255,601	388,560	696,425	1,362,249
Loss on write-off of property and equipment			5,212			62,000
Unrealized gain on change in fair value of warrants classified as a liability	(6,410)	(5,160,000)	(318,840)	(9,564,000)	(9,430,000)	(854,400)
Unrealized loss on change in fair value of warrants classified as a liability-warrant modification				394,000	394,000
Transaction costs allocated to warrant liabilities				633,198	633,198	(854,400)
Loss on issuance of warrants				1,633,767	1,633,767
Stock-based compensation			80,373	542,045	572,293	1,033,889
Change in provision for bad debts			5,423			(239,043)
Change in operating assets and liabilities:
Accounts receivable			33,782	(231,325)	(106,511)	3,051,083
Inventories			94,002	(145,847)	(108,565)	272,217
Prepaid expenses, other current assets and deposits			417,738	(3,528)	(426,729)	767,812
Accounts payable and accrued liabilities			(172,657)	(442,797)	(480,444)	(1,351,363)
Deferred revenue			43,500	(25,150)	(17,650)	(293,122)
Net cash used in operating activities from continuing operations			(9,141,688)	(10,323,243)
Cash flows from investing activities:
Purchase of property and equipment			(313,121)	(36,654)	(407,904)	(78,448)
Net cash used in investing activities from continuing operations			(313,121)	(36,654)
Cash flows from financing activities:
Net proceeds from exercise of warrants			2,215,828	394	394
Net proceeds from issuance of common stock and pre-funded warrants			5,712,700	13,788,923
Net cash provided by financing activities from continuing operations			7,928,528	13,789,317	13,398,596
CASH FLOWS FROM DISCONTINUED OPERATIONS
Cash used in operating activities			(185,679)	(139,089)
Cash provided by investing activities			21,000	0
Net cash used by discontinued operations			(164,679)	(139,089)
Net (decrease) increase in cash, cash equivalents and restricted cash			(1,690,960)	3,290,331	(720,705)	(7,313,485)
Cash, cash equivalents and restricted cash at beginning of period			7,181,095	7,901,800	7,901,800
Cash, cash equivalents and restricted cash at end of period	5,490,135	11,192,131	5,490,135	11,192,131	7,181,095	7,901,800
Less: cash and cash equivalents of discontinued operations	(12,458)	(534,415)	(12,458)	(534,415)
Cash, cash equivalents and restricted cash of continuing operations at end of period	$ 5,477,677	$ 10,657,716	5,477,677	10,657,716	6,602,363	$ 7,901,800
Non-cash investing and financing activities:
Transaction costs included in accounts payable				390,721
Deemed dividend warrant modifications			54,326,896	233,087	233,087
Warrants issued, cashlessly			$ 610
Property and equipment acquired and included in accounts payable				$ 275,251	$ 3,484